AXP(R)
                                                                    Intermediate
                                                                 Tax-Exempt Fund

                                                          2002 SEMIANNUAL REPORT
American
     Express(R)                             (icon of) lock
  Funds

AXP Intermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal taxes.

Why Suffer From a  `Lack of Interest'?

If you're looking for a higher yield than a typical tax-free money market fund with less price volatility than a typical tax-exempt bond fund, this Fund is designed for you. Its yield is generally free from federal taxes, but not necessarily state and local taxes.


CONTENTS
From the Chairman                        3
Portfolio Manager Q & A                  3
Fund Facts                               6
The 10 Largest Holdings                  7
Financial Statements                     8
Notes to Financial Statements           11
Investments in Securities               18



--------------------------------------------------------------------------------
2  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments. At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson


Portfolio Manager Q & A

Q: How did AXP Intermediate Tax-Exempt Fund perform for the six-month period ended May 31, 2002?

A: In a period when municipal bond markets experienced much volatility, we are pleased to report that AXP Intermediate Tax-Exempt Fund earned a return of 2.82% for the period (Class A shares, not including sales charges). By comparison, the Lehman Brothers Municipal 1-3 Year Bond Index returned 2.48% while the Lipper Short/Intermediate Municipal Debt Funds Index generated a return of 2.36%.



--------------------------------------------------------------------------------
3  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Q: Please describe the overall market conditions for the period under review.

A: Although intermediate municipal yields ended the six-month period close to where they began, they experienced a fair amount of volatility within that timeframe. Yields on municipal bonds rose sharply and tax-exempt bond prices fell at the end of 2001. This occurred as economic evidence mounted that last year's recession would be short-lived and investors became increasingly concerned that inflation might become a greater concern. However, during the start of 2002, mixed economic data, coupled with strong investor demand for municipal bonds in the midst of limited new issue supply, caused yields to fall and bond prices to rise in January and February. March proved to be another troubling month, as bonds again sold off dramatically. But most of the related price declines that occurred in March were recovered in the last two months of the period. Although the U.S. economy was on a positive track, other issues such as corporate accounting concerns (including those of Enron) and rising global tensions were clearly having a negative impact on investor sentiment for riskier assets. That kept money flowing into the municipal bond market, helping to keep interest rates in check.

Q: What factors most significantly affected performance?

The Fund benefited from a combination of a favorable inflation environment, turmoil in the stock market and extremely low interest rates on short-term money market securities. As a result, investors appeared to be more interested in investments that could generate attractive yields that were generally exempt from taxes. This worked to the Fund's benefit over the period, and we were able to take advantage of market volatility to generate a modest gain.

Q: What changes did you make to the Fund's portfolio?

A: With interest rates on short-term securities declining so significantly throughout 2001, we began to see more attractive opportunities among longer intermediate-term municipal bonds. The municipal yield curve was (and still is) so steep that we felt there was a compelling reason to position some of the Fund's assets out further in terms of maturity to take advantage of the additional yield offered. We did this by combining purchases of securities that mature in five-to-seven years with others that mature in ten-to-fifteen years. Again, these segments of the market appeared to offer the best value in the environment we experienced during the period. Our emphasis continued to be on owning high-quality municipal bonds that offered attractive yield with limited downside risk.

--------------------------------------------------------------------------------
4  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Q: What is your outlook for the months ahead?

A: We expect that the environment of slow but steady economic growth will continue in the months to come. If that is the case, it seems likely that inflation will not become a major threat in 2002. Should inflation remain benign, we are hopeful that interest rates, while feeling some upward pressure, will not rise in any dramatic way. As the economy shows clearer signs of improvement, we expect the Federal Reserve Board to begin increasing short-term interest rates. However, we don't see that having a dramatic effect on the municipal bond market in the near term.

Q: How are you positioning the Fund in light of your outlook?

A: We are not taking an aggressive stance in terms of the Fund's interest rate sensitivity. However, we will position the Fund's investments within the intermediate portion of the yield curve where we perceive the best value exists. Additionally, we expect to make some tactical shifts in the portfolio from time-to-time in an effort to capture short-term opportunities in the market. In the current interest rate environment, we anticipate that the bulk of our return will be generated from the dividend income we earn on our holdings, but we hope to complement that with some of our short-term, tactical investments that could create some principal gains.

David Kerwin

--------------------------------------------------------------------------------
5  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Fund Facts
Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                            $5.24
Nov. 30, 2001                                           $5.19
Increase                                                $0.05

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                             $0.08
From long-term capital gains                            $0.01
Total distributions                                     $0.09
Total return*                                          +2.82%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                            $5.24
Nov. 30, 2001                                           $5.19
Increase                                                $0.05

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                             $0.06
From long-term capital gains                            $0.01
Total distributions                                     $0.07
Total return*                                          +2.44%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                            $5.23
Nov. 30, 2001                                           $5.18
Increase                                                $0.05

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                             $0.06
From long-term capital gains                            $0.01
Total distributions                                     $0.07
Total return*                                          +2.44%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                            $5.21
Nov. 30, 2001                                           $5.16
Increase                                                $0.05

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                             $0.09
From long-term capital gains                            $0.01
Total distributions                                     $0.10
Total return*                                          +2.93%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

--------------------------------------------------------------------------------
6  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

The 10 Largest Holdings
                                                   Percent                Value
                                               (of net assets)    (as of May 31, 2002)
Michigan State Unlimited General Obligation
Refunding Bonds Series 2001
5.50% 2013                                           2.9%               $2,316,720

Richmond Virginia Metropolitan Authority
Expressway Refunding Revenue Bonds Series 2002
5.25% 2015                                           2.9                 2,277,171

Commonwealth of Puerto Rico Unlimited General
Obligation Refunding Bonds Series 2002
5.50% 2014                                           2.8                 2,232,260

Washington Energy Northwest Electric Refunding
Revenue Bonds Project #3 Series 2002B
6.00% 2016                                           2.8                 2,223,801

Commonwealth of Puerto Rico Public Improvement
Unlimited General Obligation Refunding Bonds Series 2001A
5.50% 2016                                           2.8                 2,213,500

New Jersey State Transportation Toll Road Fund
Authority Transportation Systems
Refunding Revenue Bonds Series 2001C
5.50% 2013                                           2.8                 2,212,640

Washington King County Limited General Obligation
Refunding Bonds Series 2002
5.50% 2013                                           2.7                 2,181,780

Pennsylvania State Unlimited General Obligation
Refunding Bonds Series 2002
5.00% 2008                                           2.7                 2,137,940

Wisconsin Badger State Tobacco Asset Securitization
Revenue Bonds Series 2002
5.50% 2010                                           2.6                 2,042,800

Florida Municipal Power Agency Refunding
Revenue Bonds Stanton Series 2002
5.50% 2015                                           2.0                 1,620,195


Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 27.0% of net assets

--------------------------------------------------------------------------------
7  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Intermediate Tax-Exempt Fund

May 31, 2002 (Unaudited)
Assets
Investments in securities, at value (Note 1)
    (identified cost $78,789,742)                                                                       $80,696,044
Cash in bank on demand deposit                                                                               73,567
Capital shares receivable                                                                                    19,153
Accrued interest receivable                                                                               1,011,218
                                                                                                          ---------
Total assets                                                                                             81,799,982
                                                                                                         ----------
Liabilities
Dividends payable to shareholders                                                                            48,057
Payable for securities purchased on a when-issued basis (Note 1)                                          2,151,860
Accrued investment management services fee                                                                      973
Accrued distribution fee                                                                                        900
Accrued transfer agency fee                                                                                      24
Accrued administrative services fee                                                                              86
Other accrued expenses                                                                                       39,559
                                                                                                             ------
Total liabilities                                                                                         2,241,459
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                      $79,558,523
                                                                                                        ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                                                $   151,907
Additional paid-in capital                                                                               77,624,844
Undistributed net investment income                                                                             300
Accumulated net realized gain (loss)                                                                       (124,830)
Unrealized appreciation (depreciation) on investments                                                     1,906,302
                                                                                                          ---------
Total -- representing net assets applicable to outstanding capital stock                                $79,558,523
                                                                                                        ===========
Net assets applicable to outstanding shares:                 Class A                                    $61,984,152
                                                             Class B                                    $14,798,377
                                                             Class C                                    $ 2,774,729
                                                             Class Y                                    $     1,265
Net asset value per share of outstanding capital stock:      Class A shares           11,834,499        $      5.24
                                                             Class B shares            2,825,803        $      5.24
                                                             Class C shares              530,123        $      5.23
                                                             Class Y shares                  243        $      5.21
                                                                                             ---        -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Statement of operations
AXP Intermediate Tax-Exempt Fund

Six months ended May 31, 2002 (Unaudited)
Investment income
Income:
Interest                                                                                                 $1,419,150
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                          159,087
Distribution fee
    Class A                                                                                                  69,322
    Class B                                                                                                  65,693
    Class C                                                                                                  10,537
Transfer agency fee                                                                                          16,985
Incremental transfer agency fee
    Class A                                                                                                   1,337
    Class B                                                                                                     728
    Class C                                                                                                     146
Administrative services fees and expenses                                                                    14,580
Compensation of board members                                                                                 4,058
Custodian fees                                                                                                8,008
Printing and postage                                                                                         11,719
Registration fees                                                                                            31,337
Audit fees                                                                                                    7,750
Other                                                                                                         1,494
                                                                                                              -----
Total expenses                                                                                              402,781
    Expenses reimbursed by AEFC (Note 2)                                                                    (23,859)
                                                                                                            -------
                                                                                                            378,922
    Earnings credits on cash balances (Note 2)                                                                 (471)
                                                                                                               ----
Total net expenses                                                                                          378,451
                                                                                                            -------
Investment income (loss) -- net                                                                           1,040,699
                                                                                                          ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                 (124,755)
Net change in unrealized appreciation (depreciation) on investments                                       1,051,226
                                                                                                          ---------
Net gain (loss) on investments                                                                              926,471
                                                                                                            -------
Net increase (decrease) in net assets resulting from operations                                          $1,967,170
                                                                                                         ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Statements of changes in net assets
AXP Intermediate Tax-Exempt Fund
                                                                                    May 31, 2002      Nov. 30, 2001
                                                                                  Six months ended      Year ended
                                                                                     (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                    $  1,040,699        $  1,649,442
Net realized gain (loss) on investments                                                (124,755)            387,976
Net change in unrealized appreciation (depreciation) on investments                   1,051,226             857,954
                                                                                      ---------             -------
Net increase (decrease) in net assets resulting from operations                       1,967,170           2,895,372
                                                                                      ---------           ---------
Distributions to shareholders from:
    Net investment income
          Class A                                                                      (862,004)         (1,362,751)
          Class B                                                                      (154,731)           (265,832)
          Class C                                                                       (24,943)            (19,514)
          Class Y                                                                           (21)                (45)
    Net realized gain
          Class A                                                                      (147,931)                 --
          Class B                                                                       (34,448)                 --
          Class C                                                                        (4,348)                 --
          Class Y                                                                            (4)                 --
                                                                                             --                 ---
Total distributions                                                                  (1,228,430)         (1,648,142)
                                                                                     ----------          ----------
Capital share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                                          26,386,631          34,064,933
    Class B shares                                                                    4,599,486           4,429,528
    Class C shares                                                                    1,777,165             905,413
Reinvestment of distributions at net asset value
    Class A shares                                                                      836,462           1,148,398
    Class B shares                                                                      155,274             218,537
    Class C shares                                                                       27,406              19,392
    Class Y shares                                                                           --                  45
Payments for redemptions
    Class A shares                                                                  (15,603,141)        (17,620,796)
    Class B shares (Note 2)                                                          (1,889,183)         (1,997,986)
    Class C shares (Note 2)                                                            (381,284)            (44,771)
                                                                                       --------             -------
Increase (decrease) in net assets from capital share transactions                    15,908,816          21,122,693
                                                                                     ----------          ----------
Total increase (decrease) in net assets                                              16,647,556          22,369,923
Net assets at beginning of period                                                    62,910,967          40,541,044
                                                                                     ----------          ----------
Net assets at end of period                                                        $ 79,558,523        $ 62,910,967
                                                                                   ============        ============
Undistributed net investment income                                                $        300        $      1,300
                                                                                   ------------        ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

AXP Intermediate Tax-Exempt Fund
(Unaudited as to May 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Intermediate Tax-Exempt Fund (a series of AXP Tax-Exempt Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in bonds and other debt obligations.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o    Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund

--------------------------------------------------------------------------------
11 AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and future capital commitments for limited partnership interests, can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of May 31, 2002, the Fund has entered into outstanding when-issued securities of $2,151,860.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------
12  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50
o   Class B $20.50
o   Class C $20.00
o   Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $124,157 for Class A, $14,930 for Class B and $862 for Class C for the six months ended May 31, 2002.

AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses from Feb. 1, 2002 until Nov. 30, 2002. Under this agreement, total expenses will not exceed 0.88% for Class A, 1.64% for Class B, 1.63% for Class C and 0.81% for Class Y of the Fund's average daily net assets during the time period stated above.

During the six months ended May 31, 2002, the Fund's custodian and transfer agency fees were reduced by $471 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $39,079,537 and $22,431,175, respectively, for the six months ended May 31, 2002. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
13  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:
                                                  Six months ended May 31, 2002
                                          Class A      Class B      Class C          Class Y
Sold                                    5,092,590      886,232      343,107           --
Issued for reinvested distributions       161,448       29,977        5,288           --
Redeemed                               (3,020,000)    (363,601)     (73,366)          --
                                       ----------     --------      -------         ----
Net increase (decrease)                 2,234,038      552,608      275,029           --
                                        ---------      -------      -------         ----

                                                   Year ended Nov. 30, 2001
                                          Class A      Class B      Class C          Class Y
Sold                                    6,585,648      854,119      174,158           --
Issued for reinvested distributions       221,828       42,245        3,745            9
Redeemed                               (3,408,747)    (387,323)      (8,640)          --
                                       ----------     --------       ------         ----
Net increase (decrease)                 3,398,729      509,041      169,263            9
                                        ---------      -------      -------         ----

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2002.



--------------------------------------------------------------------------------
14  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                     2002(j)       2001     2000    1999     1998
Net asset value, beginning of period                            $5.19         $5.04   $5.02    $5.14    $5.09
Income from investment operations:
Net investment income (loss)                                      .08           .18     .19      .19      .19
Net gains (losses) (both realized and unrealized)                 .06           .15     .02     (.12)     .05
Total from investment operations                                  .14           .33     .21      .07      .24
Less distributions:
Dividends from net investment income                             (.08)         (.18)   (.19)    (.19)    (.19)
Distributions from realized gains                                (.01)           --      --       --       --
Total distributions                                              (.09)         (.18)   (.19)    (.19)    (.19)
Net asset value, end of period                                  $5.24         $5.19   $5.04    $5.02    $5.14

Ratios/supplemental data
Net assets, end of period (in millions)                           $62           $50     $31      $29      $21
Ratio of expenses to average daily net assets(c)                 .91%(d),(e)  1.02%    .99%     .90%(e)  .92%(e)
Ratio of net investment income (loss)
   to average daily net assets                                  3.11%(d)      3.45%   3.72%    3.78%    3.76%
Portfolio turnover rate (excluding short-term securities)         33%           75%     77%       9%       7%
Total return(i)                                                 2.82%         6.60%   4.22%    1.44%    4.85%

Class B
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                      2002(j)       2001     2000    1999     1998
Net asset value, beginning of period                            $5.19         $5.03   $5.02    $5.14    $5.09
Income from investment operations:
Net investment income (loss)                                      .06           .14     .15      .15      .15
Net gains (losses) (both realized and unrealized)                 .06           .16     .01     (.12)     .05
Total from investment operations                                  .12           .30     .16      .03      .20
Less distributions:
Dividends from net investment income                             (.06)         (.14)   (.15)    (.15)    (.15)
Distributions from realized gains                                (.01)           --      --       --       --
Total distributions                                              (.07)         (.14)   (.15)    (.15)    (.15)
Net asset value, end of period                                  $5.24         $5.19   $5.03    $5.02    $5.14

Ratios/supplemental data
Net assets, end of period (in millions)                           $15           $12      $9       $9       $7
Ratio of expenses to average daily net assets(c)                1.67%(d),(f)  1.78%   1.75%    1.65%(f) 1.67%(f)
Ratio of net investment income (loss)
   to average daily net assets                                  2.35%(d)      2.69%   2.90%    3.02%    3.01%
Portfolio turnover rate (excluding short-term securities)         33%           75%     77%       9%       7%
Total return(i)                                                 2.44%         6.01%   3.23%     .69%    4.07%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
15  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                      2002(j)       2001     2000(b)
Net asset value, beginning of period                            $5.18         $5.03   $5.00
Income from investment operations:
Net investment income (loss)                                      .06           .14     .06
Net gains (losses) (both realized and unrealized)                 .06           .15     .03
Total from investment operations                                  .12           .29     .09
Less distributions:
Dividends from net investment income                             (.06)         (.14)   (.06)
Distributions from realized gains                                (.01)           --      --
Total distributions                                              (.07)         (.14)   (.06)
Net asset value, end of period                                  $5.23         $5.18   $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                            $3            $1     $--
Ratio of expenses to average daily net assets(c)                1.66%(d),(g)  1.77%    1.75%(d)
Ratio of net investment income (loss)
  to average daily net assets                                   2.37%(d)      2.66%    3.34%(d)
Portfolio turnover rate (excluding short-term securities)         33%           75%     77%
Total return(i)                                                 2.44%         5.82%   1.96%

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                      2002(j)       2001     2000    1999     1998
Net asset value, beginning of period                            $5.16         $5.02   $5.01    $5.13    $5.09
Income from investment operations:
Net investment income (loss)                                      .08           .19     .20      .21      .19
Net gains (losses) (both realized and unrealized)                 .07           .14     .01     (.12)     .05
Total from investment operations                                  .15           .33     .21      .09      .24
Less distributions:
Dividends from net investment income                             (.09)         (.19)   (.20)    (.21)    (.20)
Distributions from realized gains                                (.01)           --      --       --       --
Total distributions                                              (.10)         (.19)   (.20)    (.21)    (.20)
Net asset value, end of period                                  $5.21         $5.16   $5.02    $5.01    $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                           $--           $--     $--      $--      $--
Ratio of expenses to average daily net assets(c)                 .83%(d),(h)   .95%    .92%     .80%(h)  .78%(h)
Ratio of net investment income (loss)
  to average daily net assets                                   3.20%(d)      3.49%   3.76%    4.03%    3.83%
Portfolio turnover rate (excluding short-term securities)         33%           75%     77%       9%       7%
Total return(i)                                                 2.93%         6.62%   4.24%    1.59%    4.78%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
16  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e) AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.98%, 1.02% and 0.96% for the periods ended 2002, 1999 and 1998, respectively.
(f) AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.73%, 1.78% and 1.71% for the periods ended 2002, 1999 and 1998, respectively.
(g) AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.74% for the period ended 2002.
(h) AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.90%, 0.94% and 0.88% for the periods ended 2002, 1999 and 1998, respectively.
(i)  Total return does not reflect payment of a sales charge.
(j)  Six months ended May 31, 2002 (Unaudited).

--------------------------------------------------------------------------------
17  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Investments in Securities
AXP Intermediate Tax-Exempt Fund

May 31, 2002 (Unaudited)
(Percentages represent value of investments compared to net assets)

Municipal bonds (96.0%)
Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(b,c)

Alaska (3.7%)
Alaska Student Loan
    Revenue Bonds Series 1995A
    (AMBAC Insured) A.M.T.
         07-01-05             5.50%        $1,000,000        $1,060,350
Anchorage General Purpose
    Unlimited General Obligation Bonds
    Series 2000A (MBIA Insured)
         09-01-05             4.50          1,000,000         1,050,830
North Slope Borough
    Capital Appreciation
    Unlimited General Obligation Bonds
    Zero Coupon Series 1995A
    (MBIA Insured)
         06-30-06             5.00          1,000,000(d)        869,640
Total                                                         2,980,820

Arizona (4.0%)
State Educational Loan Marketing
    Revenue Bonds 1st Series 2001A A.M.T.
         12-01-05             4.40          1,000,000         1,031,900
State Transportation Board
    Excise Tax Revenue Bonds
    Maricopa County Regional Area Road Fund
    Series 2000
         07-01-05             5.75          1,000,000         1,086,540
Tucson Water System
    Refunding Revenue Bonds
    Series 2002 (FGIC Insured)
         07-01-07             5.50          1,000,000         1,098,230
Total                                                         3,216,670

Colorado (1.4%)
Denver City & County
    Unlimited Government Obligation Bonds
    Series 1999B
         08-01-07             5.63          1,000,000         1,107,460

District of Columbia (1.3%)
District of Columbia
    University Revenue Bonds
    George Washington University
    Series 1999A (MBIA Insured)
         09-15-03             5.25          1,000,000         1,042,820

Florida (8.2%)
Arbor Greene Community Development District
    Special Assessment Revenue Bonds
    Series 2000
         05-01-07             6.50            425,000           429,229
Bonita Springs Vasari Community
    Development District
    Capital Improvement Revenue Bonds
    Series 2001B
         05-01-09             6.20            500,000           493,080
Grand Haven Community Development District
    Special Assessment Refunding Revenue
    Bonds Series 2002
         11-01-07             6.13            500,000           497,585
Harbor Bay Community Development District
    Capital Improvement Revenue Bonds
    Series 2001B
         05-01-10             6.35            500,000           499,995
Heritage Palms Community Development District
    Capital Improvement Revenue Bonds
    Series 1998
         11-01-03             5.40            180,000           179,001
Lakewood Ranch Community Development
    District #1 Manatec County Benefit
    Special Assessment Bonds
    Series 1998
         05-01-17             7.30             45,000            45,833
Lakewood Ranch Community Development
    District #5 Special Assessment
    Revenue Bonds Series 2001B
         05-01-11             6.00            440,000           434,870
Municipal Power Agency
    Refunding Revenue Bonds
    Stanton Series 2002
    (FSA Insured)
         10-01-15             5.50          1,500,000         1,620,195
Orange County Tourist Development
    Miscellaneous Tax Revenue Bonds
    Series 2000 (AMBAC Insured)
         10-01-06             5.00          1,000,000         1,077,080

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(b,c)

Florida (cont.)
Renaissance Community Development District
    Special Assessment Capital Improvement
    Revenue Bonds Series 2002B
         05-01-08             6.25%          $500,000          $498,745
Stoneybrook Community Development District
    Capital Improvement Revenue Bonds
    Lee County Series 1998B
         05-01-08             5.70            230,000           227,268
Waterchase Community Development District
    Capital Improvement Revenue Bonds
    Series 2001B
         05-01-08             5.90            450,000           446,657
Total                                                         6,449,538

Georgia (2.9%)
Municipal Electric Authority Un-refunded Revenue
    Bonds Series 1996A (AMBAC Insured)
         01-01-04             6.00          1,000,000         1,057,180
State Unlimited General Obligation Bonds
    Series 1995
         09-01-07             6.00          1,100,000         1,239,029
Total                                                         2,296,209

Hawaii (1.4%)
State Tax General Obligation Bonds
    Series 1993CA (FSA Insured)
         01-01-07             5.75          1,000,000         1,098,930

Illinois (3.3%)
Chicago Tax Increment Allocation
    Capital Appreciation Revenue Bonds
    Chicago Central Loop Zero Coupon
    Series 2000A (AMBAC Insured)
         12-01-07             5.13          1,000,000(d)        810,270
Lake County Community High School District #117
    Capital Appreciation Bonds Zero Coupon
    Antioch Series 2000B (FGIC Insured)
         12-01-08             5.13          1,000,000(d)        768,610
State Toll Highway Authority
    Priority Refunding Revenue Bonds
    Series 1993A
         01-01-03             4.75          1,000,000         1,016,790
Total                                                         2,595,670

Kentucky (1.3%)
Louisville Waterworks Board
    Water Systems Revenue Bonds
    Series 2000 (FSA Insured)
         11-15-05             5.00          1,000,000         1,070,880

Maryland (1.4%)
State Unlimited General Obligation Bonds
    Series 2001
         07-15-08             5.25          1,000,000         1,092,480

Massachusetts (0.6%)
State Health & Education Facilities Authority
    Hospital Revenue Bonds
    Caritas Christi Obligation Group
    Series 1999A
         07-01-04             5.25            500,000           513,060

Michigan (4.2%)
Concord Academy
    Certificates of Participation
    Series 1998
         10-01-03             5.70            125,000           123,589
Countryside Charter School
    Full Term Certificates of Participation
    Berrien County Series 1999
         04-01-04             5.70             75,000            73,920
Garden City Hospital Finance Authority
    Hospital Revenue Bonds Series 1998A
         09-01-03             5.38            105,000           101,302
Livingston Developmental Agency
    Certificates of Participation
    Series 1999
         05-01-05             5.70            145,000           142,178
State Unlimited General Obligation
    Refunding Bonds
    Series 2001
         12-01-13             5.50          2,100,000         2,316,720
Summit Academy Certificates of Participation
    Junior High School Facility
    Series 1998
         08-01-04             5.70            385,000           378,289
Summit Academy Certificates of Participation
    Junior High School Facility
    Series 1999
         09-01-04             5.70            200,000           208,158
Total                                                         3,344,156

Minnesota (2.2%)
Crow Finance Authority Tribal Purpose
    Revenue Bonds Series 1998
         10-01-02             5.00            160,000           161,581
Minneapolis & St. Paul Metropolitan Airports
    Commission Special Facilities Revenue Bonds
    Northwest Airlines Series 2001B A.M.T.
         04-01-25             6.50            500,000           483,320

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(b,c)

Minnesota (cont.)
Minneapolis Unlimited General Obligation
    Bonds Series 2001
         12-01-07             5.00%        $1,000,000        $1,081,840
Total                                                         1,726,741

Nevada (3.1%)
Clark County School District
    Refunding General Obligation Bonds
    Series 2000B (FGIC Insured)
         06-15-08             5.50          1,000,000         1,097,450
Director of the State Department of Business &
    Industry Capital Appreciation Revenue Bonds
    Las Vegas Monorail Zero Coupon Series 2000
    (AMBAC Insured)
         01-01-07             5.01          1,000,000(d)        843,050
Las Vegas Local Special Improvement Bonds
    District #808 Summerlin Area Series 2001
         06-01-06             5.40            500,000           505,870
Total                                                         2,446,370

New Jersey (5.5%)
State Highway Authority
    Garden State Parkway
    Refunding Revenue Bonds
    Series 2001 (FGIC Insured)
         01-01-08             5.00          1,005,000         1,075,038
State Transportation Toll Road Fund
    Authority Transportation Systems
    Refunding Revenue Bonds Series 2001C
    (FSA Insured)
         12-15-13             5.50          2,000,000         2,212,640
State Transportation Trust Fund Authority
    Refunding Revenue Bonds Series 2001C
         12-15-07             5.38          1,000,000         1,099,040
Total                                                         4,386,718

New Mexico (0.1%)
Santa Fe County Lifecare Revenue Bonds
    El Castillo Retirement Series 1998A
         05-15-04             5.00            105,000           105,490

New York (2.7%)
New York City
    Unlimited General Obligation Bonds
    Series 2001B (XLCA Insured)
         12-01-06             4.50          1,000,000         1,055,030
State Thruway Authority
    Highway & Bridge Trust Fund
    Revenue Bonds Series 2001B
    (MBIA Insured)
         04-01-07             5.00          1,000,000         1,074,410
Total                                                         2,129,440

North Carolina (1.3%)
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1993B
         01-01-06             6.00          1,000,000         1,067,140

Ohio (4.2%)
Akron Bath Copley Joint Township
    Hospital District Revenue Bonds
    Summa Hospital Series 1998A
         11-15-03             4.50            500,000           507,725
Carroll Water & Sewer District
    Unlimited Tax General Obligation Bonds
    Series 1998
         12-01-10             6.25            185,000           191,025
Portage County Hospital
    Revenue Bonds
    Robinson Memorial Hospital
    Series 1999 (AMBAC Insured)
         11-15-04             4.75            500,000           528,710
State Turnpike Commission
    Refunding Revenue Bonds
    Series 2001B (FSA Insured)
         02-15-08             5.00          1,000,000         1,069,390
State Water Development Authority
    Pollution Control Revenue Bonds
    Series 2000
         06-01-05             5.50          1,000,000         1,077,170
Total                                                         3,374,020

Oklahoma (2.7%)
Enid Municipal Authority Sales Tax & Utility
    Refunding Revenue Bonds Series 1996
    (AMBAC Insured)
         02-01-05             5.50          1,000,000         1,068,530
State Capital Improvement Authority
    Highway Revenue Bonds
    Series 2000 (MBIA Insured)
         06-01-06             5.00          1,000,000         1,073,300
Total                                                         2,141,830

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(b,c)

Pennsylvania (6.1%)
Delaware River Port Authority
    Refunding Revenue Bonds Series 2001A
    (FSA Insured)
         01-01-06             5.00%        $1,000,000        $1,065,690
Southeastern Transportation Authority
    Special Revenue Tax Transit
    Revenue Bonds Series 1997
    (FGIC Insured)
         03-01-07             5.75          1,000,000         1,103,740
State Economic Development Finance Authority
    Exempt Facilities Revenue Bonds Amtrak
    Series 2001A A.M.T.
         11-01-05             6.00            500,000           528,510
State Unlimited General
    Obligation Refunding Bonds
    Series 2002
         02-01-08             5.00          2,000,000         2,137,940
Total                                                         4,835,880

Puerto Rico (5.6%)
Commonwealth of Puerto Rico
    Public Improvement Unlimited General
    Obligation Refunding Bonds
    Series 2001A (MBIA Insured)
         07-01-16             5.50          2,000,000         2,213,500
Commonwealth of Puerto Rico
    Unlimited General Obligation Refunding
    Bonds Series 2002 (FGIC Insured)
         07-01-14             5.50          2,000,000         2,232,260
Total                                                         4,445,760

South Carolina (2.7%)
State School Facilities
    Unlimited General Obligation Bonds
    Series 2001A
         01-01-07             5.00          1,000,000         1,070,860
State Transportation Infrastructure Bank
    Revenue Bonds Series 2000A (MBIA Insured)
         10-01-07             5.50          1,000,000         1,102,620
Total                                                         2,173,480

Tennessee (1.3%)
Shelby County Public Unlimited Improvement
    General Obligation Bonds
    Series 2000A
         04-01-05             5.00          1,000,000         1,060,050

Texas (5.7%)
Brazos River Authority
    Collateralized Pollution Control Refunding
    Revenue Bonds Texas Utility Electric
    Series 1995B A.M.T.
         06-01-30             5.05            500,000           503,990
Grapevine-Colleyville Independent School District
    General Obligation Refunding Bonds
    Series 1998 (Permanent School Fund Guarantee)
         08-15-03             4.75          1,000,000         1,034,620
Houston Texas General Obligation
    Bonds Series 1999A
         03-01-08             5.25          1,000,000         1,079,460
Humble Independent School District
    Unlimited General Obligation
    Capital Appreciation Refunding Bonds
    Zero Coupon Series 1997
    (Permanent School Fund Guarantee)
         02-15-07             5.03          1,000,000(d)        839,220
San Antonio Limited General
    Obligation Refunding Bonds
    Series 2001
         08-01-06             5.00          1,000,000         1,070,740
Total                                                         4,528,030

Virginia (5.5%)
Arlington County Unlimited General Obligation
    Public Improvement Bonds
    Series 2001
         02-01-07             4.50          1,000,000         1,052,220
Prince William County
    Public Improvement Facility
    Unlimited General Obligation Bonds
    Series 2000A
         08-01-06             5.00          1,000,000         1,078,030
Richmond Metropolitan Authority
    Expressway Refunding Revenue Bonds
    Series 2002 (FIGC Insured)
         07-15-15             5.25          2,125,000         2,277,171
Total                                                         4,407,421

Washington (9.7%)
Energy Northwest Electric
    Refunding Revenue Bonds
    Project #3 Series 2002B
    (AMBAC Insured)
         07-01-16             6.00          2,000,000         2,223,801

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(b,c)

Washington (cont.)
King County Limited General Obligation
    Refunding Bonds Series 2002
         12-01-13             5.50%        $2,000,000(f)     $2,181,780
Port of Seattle Refunding Revenue Bonds
    Series 2000D (MBIA Insured) A.M.T.
         02-01-07             5.50          1,000,000         1,074,540
State Unlimited General Obligation
    Refunding Bonds Series 2001A
         09-01-06             5.25          1,000,000         1,082,750
Tacoma Electric System
    Refunding Revenue Bonds
    Series 2001B (FSA Insured)
         01-01-07             5.50          1,000,000         1,085,750
Total                                                         7,648,621

Wisconsin (3.9%)
Badger State Tobacco Asset Securitization
    Revenue Bonds Series 2002
         06-01-10             5.50          2,000,000         2,042,800
State Unlimited General Obligation Bonds
    Series 1997B
         05-01-05             5.25          1,000,000         1,067,560
Total                                                         3,110,360

Total municipal bonds
(Cost: $74,489,742)                                         $76,396,044

Municipal notes (5.4%)
Issuer(b,c,e)               Effective         Amount          Value(a)
                              yield         payable at
                                             maturity

Burke County Georgia Development Authority
    Pollution Control Revenue Bonds
    (Georgia Power Plant Vogtle) V.R.
    4th Series 1994
         07-01-24             1.70%          $500,000          $500,000
Columbia Alabama Industrial Development Board
    Pollution Control Refunding Revenue Bonds
    (Alabama Power) V.R. Series 1995E
         10-01-22             1.60            200,000           200,000
Dade County Florida Industrial Development
    Authority Facilities Refunding Revenue Bonds
    (Florida Power & Light) V.R. Series 1993
         06-01-21             1.70            100,000           100,000
Duluth Minnesota Economic Development Authority
    Health Care Facilities Refunding Revenue
    Bonds (Miller-Dwan Medical Center) V.R.
    Series 1997
         06-01-19             1.60            200,000           200,000
Gulf Coast Texas Waste Disposal Authority
    Refunding Revenue Bonds (Amoco Oil)
    V.R. Series 1996 A.M.T.
         05-01-24             1.70            100,000           100,000
Harris County Texas Health Facilities Development
    Special Facilities Revenue Bonds
    (Texas Medical Center) V.R.
    Series 1999B (FSA Insured)
         05-15-29             1.60            400,000           400,000
Harris County Texas Industrial Development
    Pollution Control Revenue Bonds
    (Exxon) V.R. Series 1987 A.M.T.
         08-15-27             1.65            100,000           100,000
Indiana Health Facilities Financing Authority
    Hospital Revenue Bonds (Clarian Health)
    V.R. Series 2000B
         03-01-30             1.60            200,000           200,000
Mississippi Business Finance Solid Waste
    Disposal Refunding Revenue Bonds
    (Mississippi Power) V.R.
    Series 1998 A.M.T.
         05-01-28             1.65            100,000           100,000
Mississippi Business Finance Solid Waste
    Disposal Revenue Bonds (Mississippi Power)
    V.R. Series 1995 A.M.T.
         07-01-25             1.65          1,400,000         1,400,000
St. Charles Parish Louisiana Pollution Control
    Revenue Bonds (Shell Oil-Norco)
    V.R. Series 1993 A.M.T.
         09-01-23             1.70            100,000           100,000
Sublette County Wyoming Pollution Control
    Revenue Bonds (Exxon) V.R.
    Series 1987B A.M.T.
         07-01-17             1.65            500,000           500,000
Will County Illinois Exempt Facilities
    Revenue Bonds (Amoco Chemical)
    V.R. Series 1998 A.M.T.
         03-01-28             1.70            400,000           400,000

Total municipal notes
(Cost: $4,300,000)                                           $4,300,000

Total investments in securities
(Cost: $78,789,742)(g)                                      $80,696,044

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

       ACA       --  ACA Financial Guaranty Corporation
       AMBAC     --  American Municipal Bond Association Corporation
       BIG       --  Bond Investors Guarantee
       CGIC      --  Capital Guaranty Insurance Company
       FGIC      --  Financial Guarantee Insurance Corporation
       FHA       --  Federal Housing Authority
       FNMA      --  Federal National Mortgage Association
       FSA       --  Financial Security Assurance
       GNMA      --  Government National Mortgage Association
       MBIA      --  Municipal Bond Investors Assurance
       XLCA      --  XL Capital Assurance

(c)    The following abbreviations may be used in the portfolio descriptions:

       A.M.T.    --  Alternative Minimum Tax -- As of May 31, 2002, the value of securities subject to alternative minimum tax represented
                     9.3% of net assets.
       B.A.N.    --  Bond Anticipation Note
       C.P.      --  Commercial Paper
       R.A.N.    --  Revenue Anticipation Note
       T.A.N.    --  Tax Anticipation Note
       T.R.A.N.  --  Tax & Revenue Anticipation Note
       V.R.      --  Variable Rate
       V.R.D.B.  --  Variable Rate Demand Bond
       V.R.D.N.  --  Variable Rate Demand Note

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2002.
(f) At May 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued basis was $2,151,860.
(g) At May 31, 2002, the cost of securities for federal income tax purposes was approximately $78,790,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                          $1,965,000
       Unrealized depreciation                             (59,000)
                                                           -------
       Net unrealized appreciation                      $1,906,000
                                                        ----------

--------------------------------------------------------------------------------
23  AXP INTERMEDIATE TAX-EXEMPT FUND -- SEMIANNUAL REPORT

AXP Intermediate Tax-Exempt Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: INFAX    Class B: N/A
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS

                                                                 S-6324 G (7/02)